UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022


13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Special Situations GP, LLC
By: HMC-New York, Inc., Managing Member

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick              Birmingham, AL             February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $1,598,589
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1.   028-12357             Harbinger Capital Partners Special Situations GP, LLC
2.   028-12612             HMC-New York, Inc.
3.   028-12611             Harbert Management Corporation
--   -------------------   -----------------------------------------------------

                                                      FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                             TITLE                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP      (X$1000)  PRN AMT    PRN CALL DISCRETION      MGRS   SOLE      SHARED NONE
--------------               --------          -----      --------  -------    --- ---- ----------      ----   ----      ------ ----
AK STL HLDG CORP             COM               001547108   87,493    4,309,999 SH       SHARED-DEFINED  1,2,3   4,309,999 0      0
ASHLAND INC NEW              COM               044209104   64,406    2,332,692 SH       SHARED-DEFINED  1,2,3   2,332,692 0      0
ATLAS AIR WORLDWIDE HLDGS IN COM NEW           049164205   20,694    1,094,914 SH       SHARED-DEFINED  1,2,3   1,094,914 0      0
AUGUSTA RES CORP             COM NEW           050912203    4,582    3,334,588 SH       SHARED-DEFINED  1,2,3   3,334,588 0      0
CABLEVISION SYS CORP         CL A NY CABLVS    12686C109  140,642    6,984,024 SH       SHARED-DEFINED  1,2,3   6,984,024 0      0
CALPINE CORP                 COM NEW           131347304  274,353   34,480,683 SH       SHARED-DEFINED  1,2,3  34,480,683 0      0
CLIFFS NATURAL RESOURCES INC COM               18683K101  231,315    7,698,354 SH       SHARED-DEFINED  1,2,3   7,698,354 0      0
CONSTELLATION ENERGY GROUP I COM               210371100   19,197      670,758 SH       SHARED-DEFINED  1,2,3     670,758 0      0
GENERAL MOLY INC             COM               370373102    5,416    1,651,083 SH       SHARED-DEFINED  1,2,3   1,651,083 0      0
HLTH CORPORATION             COM               40422Y101    1,503      148,662 SH       SHARED-DEFINED  1,2,3     148,662 0      0
LEAP WIRELESS INTL INC       COM NEW           521863308  101,337    3,425,000 SH       SHARED-DEFINED  1,2,3   3,425,000 0      0
MEDIVATION INC               COM               58501N101    8,409      373,062 SH       SHARED-DEFINED  1,2,3     373,062 0      0
MIRANT CORP NEW              COM               60467R100   27,878    1,750,000 SH       SHARED-DEFINED  1,2,3   1,750,000 0      0
NAVISTAR INTL CORP NEW       COM               63934E108  130,545    3,150,969 SH       SHARED-DEFINED  1,2,3   3,150,969 0      0
NICOR INC                    COM               654086107    5,685      122,910 SH       SHARED-DEFINED  1,2,3     122,910 0      0
NISOURCE INC                 COM               65473P105    1,069       72,200 SH       SHARED-DEFINED  1,2,3      72,200 0      0
OWENS CORNING NEW            COM               690742101   45,602    2,101,475 SH       SHARED-DEFINED  1,2,3   2,101,475 0      0
SERACARE LIFE SCIENCES INC D COM               81747T104      839      650,529 SH       SHARED-DEFINED  1,2,3     650,529 0      0
SOLUTIA INC                  COM NEW           834376501   94,479   10,672,544 SH       SHARED-DEFINED  1,2,3  10,672,544 0      0
SOUTHERN UN CO NEW           COM               844030106   27,805    1,475,826 SH       SHARED-DEFINED  1,2,3   1,475,826 0      0
SUNOCO INC                   COM               86764P109   59,085    1,934,050 SH       SHARED-DEFINED  1,2,3   1,934,050 0      0
TERRESTAR CORP               COM               881451108    4,174   10,434,631 SH       SHARED-DEFINED  1,2,3  10,434,631 0      0
PROSHARES TR                 PSHS ULTSHT FINL  74347R628  222,832    2,016,835 SH       SHARED-DEFINED  1,2,3   2,016,835 0      0
PROSHARES TR                 PSHS ULSHT SP500  74347R883   19,252      249,668 SH       SHARED-DEFINED  1,2,3     249,668 0      0


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